Consolidated Balance Sheets - USD ($)		Jun. 30, 2017	Jun. 30, 2016
CURRENT ASSETS
Cash and cash equivalents		$ 1,813,908	$ 2,734,540
Restricted cash		500,000	500,000
Account receivable, net		4,965,193	5,728,334
Deposits and other receivables		1,167,483	1,002,713
Inventories		209,202	364,891
Advance to suppliers		173,581	222,239
Prepaid expenses		83,901	108,716
Total current assets		8,913,268	10,661,433
PLANT AND EQUIPMENT, net		6,636,021	7,414,088
OTHER ASSETS
Construction in progress, net		19,819	11,357
Other receivable, non-current		15,411,615	15,727,696
Prepayments, net		14,748	15,050
Prepaid expense, non-current		50,000	50,000
Intangible assets, net		2,065,369	2,163,791
Deferred tax assets - non current		156,809	388,970
Long-term deposit		10,501	10,716
Total other assets		24,364,882	18,367,580
Total assets		33,278,150	36,443,101
CURRENT LIABILITIES
Short-term loan- bank		5,542,420	5,674,011
Accounts payables, trade		2,303,247	1,710,881
Other payables and accrued liabilities		9,642,359	7,601,354
Other payables - related parties		1,498,865	1,965,237
Customer deposits		4,448,220	2,571,846
Tax payable		1,316,600	1,498,083
Capital lease obligation-current portion		4,804,770	4,062,291
Dividends payable
Warrant liabilities		2,700
Total current liabilities		29,559,181	25,149,308
LONG TERM LIABILITIES
Capital lease obligation-net of current portion			28,852
Total long term liabilities			28,852
Total liabilities		29,559,181	25,178,160
COMMITMENTS AND LIABILIRUES
EQUITY
Ordinary shares, $0.00625 par value, 100,000,000 shares authorized, 2,411,070 and 2,399,435 shares issued and outstanding, respectively *	[1]	3,014	2,999
Subscription receivable		(10,000)	(10,000)
Additional paid-in capital		40,709,440	40,509,592
Statutory reserves		3,922,228	3,922,228
Stock to be issued			37,500
Retained earnings		(39,407,775)	(31,978,194)
Accumulated other comprehensive income		(1,497,938)	(1,219,184)
Total Yulong Eco-Materials Limited's equity		3,718,969	11,264,941
Total liabilities and equity		$ 33,278,150	$ 36,443,101

[1]	All shares outstanding for all periods have been retroactively restated to reflect the Company's 1-for-5 reverse stock split, which was effective on November 9, 2017.